Investments in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2020
Investments Schedule [Abstract]
Investments in Joint Ventures and Associates
NOTE 12. INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
The investments in joint ventures and associates as of December 31, 2020 and 2019, were as follows:

	Percentage of investment		December 31,
			2020		2019
Deer Park Refining Limited	49.	99%	Ps.	9,635,176	Ps.	12,652,599
Sierrita Gas Pipeline LLC	35.	00%		1,232,464		1,171,593
Frontera Brownsville, LLC.	50.	00%		479,520		446,202
Texas Frontera, LLC.	50.	00%		197,708		199,923
CH 4 Energía, S. A. de C.V.	50.	00%		141,339		192,614
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.	40.	00%		208,152		165,370
Other-net		Various		120,770		46,278

			Ps.	12,015,129	Ps.	14,874,579

Profit (loss) sharing in joint ventures and associates:

	December 31,
	2020		2019		2018
Deer Park Refining Limited	Ps.	(4,056,037)	Ps.	(1,438,308)	Ps.	872,885
Sierrita Gas Pipeline LLC		182,805		118,959		124,209
Frontera Brownsville, LLC.		55,738		47,719		59,973
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		42,782		46,893		54,149
Texas Frontera, LLC.		34,486		47,585		55,316
CH4 Energía S.A. de C.V.		21,224		36,864		15,395
Ductos el Peninsular, S. A. P. I. de C. V.		(1,097)		(17,605)		(1,092)
PMV Minera, S.A. de C.V. (i)		—		—		6,863
Petroquímica Mexicana de Vinilo, S. A. de C. V. (i)		—		—		352,816
Other, net		179,566		—		(13,502)

(Loss) profit sharing in joint ventures and associates, net	Ps.	(3,540,533)	Ps.	(1,157,893)	Ps.	1,527,012

(i)
On November 30, 2018, PEMEX received the payment for the sale of its total 44.09% interest in Petroquímica Mexicana de Vinilo, S.A. de C.V. and 44.09% interest in PMV Minera, S.A. de C.V. which were recorded as investments in joint ventures and associates. The sale price was Ps. 3,198,597 and Ps. 53,701, respectively, for a gain of Ps. 689,268 and Ps. 1,646, respectively.

The following tables show condensed financial information of major investments recognized under the equity method as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018:

i.	Joint venture

Condensed statements of financial position
Deer Park Refining Limited
	December 31,
	2020	2019
Cash and cash equivalents	Ps. 29,504	Ps. 24,536
Other current assets	294,742	1,476,541

Current assets	324,246	1,501,077
Non-current assets	43,348,665	42,458,405
Total assets	43,672,911	43,959,482

Current financial liabilities	11,617,624	8,008,343
Other current liabilities	523,354	410,524

Current liabilities	12,140,978	8,418,867
Non-current financial liabilities	11,158,305	8,373,280
Other liabilities	1,101,348	1,859,607

Non-current liabilities	12,259,653	10,232,887

Total liabilities	24,400,631	18,651,754
Total equity	19,272,280	25,307,728

Total liabilities and equity	Ps. 43,672,911	Ps. 43,959,482

Condensed statements of comprehensive income
Deer Park Refining Limited
	December 31,
	2020 (1)	2019 (2)	2018
Sales and other income	Ps. 8,114,474	Ps. 13,560,847	Ps. 17,519,219
Costs and expenses	10,770,248	11,775,836	11,159,617
Depreciation and amortization	4,776,575	4,088,972	4,094,308
Interest paid	674,504	565,392	503,978
Income tax	6,028	7,551	15,371

Net result	Ps. (8,112,881)	Ps. (2,876,904)	Ps. 1,745,945

(1)	The net loss in 2020, was the result of the economic slowdown and the decline in consumption of refined products caused by Covid-19.
(2)	2019 net loss was due to the major maintenance of the Refinery that produced a decrease in the processing of crude oil in refined products.

ii.	Associates

Condensed statements of financial position
Sierrita Gas Pipeline, LLC

	December 31,
	2020		2019
Current assets	Ps.	186,919	Ps.	331,694
Non-current assets		3,417,052		3,222,956

Total assets		3,603,971		3,554,650

Current liabilities		82,648		207,241

Total liabilities		82,648		207,241
Total equity		3,521,324		3,347,409

Total liabilities and equity	Ps.	3,603,971	Ps.	3,554,650

Condensed statements of comprehensive income
Sierrita Gas Pipeline, LLC

	December 31,
	2020		2019		2018
Sales and other income	Ps.	942,024	Ps.	669,579	Ps.	615,150
Costs and expenses		419,729		329,695		260,272

Net result	Ps.	522,295	Ps.	339,884	Ps.	354,878

Additional information about the significant investments in joint ventures and associates is presented below:

•
Deer Park Refining Limited (Joint venture)
. On March 31, 1993, PMI NASA acquired 49.99% of the Deer Park Refinery. In its capacity as general partner of Deer Park Refining Limited Partnership, Shell is responsible for the operation and management of the refinery (installed capacity of approximately 340,000 barrels per day of crude oil).Management decisions are made jointly with respect to investment in or disposal of assets, distribution of dividends, indebtedness and equity operations. In accordance with the investment contract and the operation of the agreement, the participants have the rights to the net assets in the proportion of their participation. This joint venture is recorded under the equity method.

Associates

•
Sierrita Gas Pipeline LLC.
This company was created on June 24, 2013. Its main activity is the developing of projects related to the transportation infrastructure of gas in the United States. This investment is recorded under the equity method.

•
Frontera Brownsville, LLC
. Effective April 1, 2011, PMI SUS entered into a joint venture with TransMontaigne Operating Company L.P (TransMontaigne) to create Frontera Brownsville, LLC. Frontera Brownsville, LLC was incorporated in Delaware, United States, and has the corporate power to own and operate certain facilities for the storage and treatment of clean petroleum products. This investment is recorded under the equity method.

•
Texas Frontera, LLC
. This company was constituted on July 27, 2010, and its principal activity is the lease of tanks for the storage of refined product. PMI SUS, which owns 50% interest in Texas Frontera, entered into a joint venture with Magellan OLP, L.P. (Magellan), and together they are entitled to the results in proportion of their respective investment. The company has seven tanks with a capacity of 120,000 barrels per tank. This joint venture is recorded under the equity method.

•
CH4 Energía, S.A. de C.V.
This company was constituted on December 21, 2000. CH4 Energía engages in the purchase and sale of natural gas and in activities related to the trading of natural gas, such as transport and distribution in Valle de Toluca, México. This joint venture is recorded under the equity method.

•
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.
This company was constituted on August 12, 1999. Its primary activity is administrating the Dos Bocas port, which is in Mexico’s public domain, promoting the port’s infrastructure and providing related port services. This investment is recorded under the equity method.

•
Ductos el Peninsular S.A.P.I. de C.V.

This company was created on September 22, 2014. Its primary activity is the construction and operation of an integral transportation system and storage of petroleum products in the Peninsula of Yucatán.

•
Petroqu
í
mica Mexicana de Vinilo, S.A. de C.V.
On September 13, 2013, Pemex-Petrochemicals (now Pemex Industrial Transformation), through its subsidiary PPQ Cadena Productiva, S.L. and Mexichem, S.A.B. de C.V. (“Mexichem”) founded Petroquímica Mexicana de Vinilo, S.A. de C.V. (“Mexicana de Vinilo”). The principal activity of Mexicana de Vinilo is the production and sale of chemicals. Mexicana de Vinilo’s main products are chlorine, caustic soda, ethylene and monomers of vinyl chloride. Mexichem has been responsible for operational and financial decisions for Mexicana de Vinilo. On December 20, 2017, Petroquímica Mexicana de Vinilo permanently closed the plant. In November 2018, PEMEX sold its total ownership interest in this company.

•
PMV Minera, S.A. de C.V.
This company was constituted on October 1, 2014 and the principal activity is the extraction and sale of salmuera (mixture of salt and water). This investment is recorded under the equity method. In November 2018, PEMEX sold its total ownership interest in PMV Minera, S.A. de C.V.